Subsequent Events (Details) $ / shares in Units, $ in Thousands					1 Months Ended
	Dec. 28, 2022 USD ($)	Dec. 27, 2022 USD ($) $ / shares shares	Oct. 01, 2022 USD ($)	Oct. 01, 2022 CNY (¥)	Dec. 31, 2022	Oct. 01, 2022 CNY (¥)
Subsequent Events (Details) [Line Items]
Equity interest rate			70.00%	70.00%
Amount repaid			$ 200			¥ 1,444,600
Consideration cash amount			$ 480	¥ 3,400,000
Purchase price per share (in Dollars per share) | $ / shares		$ 2
Transaction amount (in Dollars) | $		$ 6,000
Gross proceeds percentage		50.00%
Agreed to pay amount (in Dollars) | $	$ 3,000
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Per share (in Dollars per share) | $ / shares		$ 0.01
Ordinary shares (in Shares)		3,342,730
Class B Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares (in Shares)		612,255
Happy Automobile Service (Nanping) Co., Ltd. [Member]
Subsequent Events (Details) [Line Items]
Equity interest rate			100.00%	100.00%
Happy Travel Technology (Fujian) Co., Ltd [Member]
Subsequent Events (Details) [Line Items]
Equity interest rate			100.00%	100.00%
Fuzhou Taochejun Culture Media Co.,Ltd [Member]
Subsequent Events (Details) [Line Items]
Equity interest rate			100.00%	100.00%
Taochejun (Fuzhou) Automotive Technology Co., Ltd [Member]
Subsequent Events (Details) [Line Items]
Equity interest rate					60.00%
Xuezhu Wang [Member] | Subsequent Event [Member] | Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary share Issued (in Shares)		3,000,000